LONG-TERM DEBT	12 Months Ended
Mar. 31, 2023
Long-Term Debt, Unclassified [Abstract]
LONG-TERM DEBT

13. LONG-TERM DEBT

	March 31, 2022	March 31, 2023
	RMB	RMB

Current portion of long-term debt	102,206	158,736
Long-term debt	817,648	264,560
	919,854	423,296

The Company entered into a convertible note purchase agreement with affiliates of 58.com, Warburg Pincus, TPG and certain other investors on May 28, 2019, pursuant to which the Company issued and sold convertible notes in an aggregate principal amount of US$230 million on June 10, 2019 bearing 3.75% interest rate per annum due on June 9, 2024 (“2024 Notes”). Early redemption is permitted if requested by holders in advance in writing three years after June 9, 2019. 2024 Notes may be converted, at an initial conversion rate of 323.6246 ADSs per US$1,000 principal amount of the 2024 Notes (which represents an initial conversion price of US$3.09 per ADS) upon maturity.

On June 14, 2021, the Company entered into agreements with NIO Capital and Joy Capital, pursuant to which both investors have agreed to invest in the Company’s senior convertible preferred shares a total of up to US$315 million in the Company. As one of the pre-closing conditions of the new round of financing, on the same day, the Company entered into a supplemental agreement with the 2024 Notes holders. Pursuant to the supplemental agreement, 30% of the outstanding 2024 Notes principal amount, a total of US$69 million, would be automatically converted into a total of 66,990,291 Class A ordinary shares at a price of US$1.03 per Class A ordinary share (US$30.9 per ADS or US$3.09 per ADS prior to the ADS Ratio Change) upon the first closing date of the new round of financing. On October 12, 2022, the Company announced a change in ADS to Class A ordinary share ratio from each ADS representing three Class A ordinary shares to each ADS representing 30 Class A ordinary shares, effective from October 28, 2022 (“ADS Ratio Change”). This change has been reflected retroactively in the financial statements and notes thereto. On July 12, 2021, the date of the issuance of senior convertible preferred shares, the aforementioned conversion was completed, and related Class A ordinary shares were issued. The remaining principal amount, a total of US$161 million, was also modified to be repaid by installments by Company from July 2021 to June 2024, recorded as other non-current liabilities, and the 2024 Notes holders are not able to execute conversion rights anymore.

On July 18 and August 29 ,2022, the Company issued 183,495,146 and 36,699,029 Class A ordinary shares with par value of US$0.0001 per share to 58.com and ClearVue in exchange for the full release of the Company’s obligations under the 2024 Notes issued to 58.com and ClearVue on June 10, 2019. These shares were issued at a price equivalent to US$10.3 per ADS (or US$1.03 per ADS prior to the ADS Ratio Change) with a fair value of RMB308.2 million and RMB62.8 million, respectively. As a result, the 2024 Notes issued to 58.com and ClearVue amounting to US$63.0 million and US$12.6 million, respectively were extinguished upon such issuance of shares.

In connection with the foregoing transaction, the Company and 58.com have mutually released the other party from claims arising out of certain obligations under certain additional historical transactions. 58.com released the Company’s from its long-term debt of RMB424.9 million and other payables and other current liabilities of RMB69.4 million. The Company, in turn, released 58.com from amounts owed, including other receivables of RMB114.1 million, loans recognized as a result of payments under guarantees of RMB41.9 million, other non-current assets of RMB21.0 million and prepaid expense and other current assets of RMB12.0 million.

As a result of the Company’s issuance of 183,495,146 Class A ordinary shares to 58.com and the mutual release between 58.com and the Company for certain obligation above, the Group recognized losses from extinguishment of debt of RMB2.8 million for the fiscal year ended March 31, 2023.

The long-term debt of RMB59.0 million and RMB51.9 million were repaid for the fiscal years ended March 31, 2022 and 2023, respectively.